UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT COMPREHENSIVE OF INCOME (LOSS) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of comprehensive income [abstract]
Net loss	€ (12,201)	€ (1,024)
Elements that may be reclassified subsequently to income (loss)
Currency translation adjustment	(153)	66
Elements that may not be reclassified subsequently to income (loss)
Remeasurement of defined benefit liabilities	32	224
Tax effect	0	0
Other comprehensive income (loss)	(121)	290
Comprehensive income (loss)	€ (12,322)	€ (734)